Change in Accounting Treatment	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Change in Accounting Treatment [Line Items]
Change in Accounting Treatment

(2)    Change in Accounting Treatment

As disclosed in the Company’s Current Report on Form 8-K filed on June 15, 2022, in preparation for the planned merger of the Company with a wholly owned subsidiary of Nasdaq-listed MICT, Inc., the Company reviewed and considered its accounting treatment of its Acquisition of Tingo Mobile on August 15, 2021. Based on this review, the Company elected to modify its accounting treatment of the Acquisition as a reverse acquisition of the Company by Tingo Mobile instead of as a forward acquisition of Tingo Mobile by the Company as had been previously presented.

Accordingly, the financial statements included herein have been prepared in accordance with reverse acquisition accounting rules, and now include the consolidated operating results of Tingo Mobile for the full periods presented, rather than using forward acquisition accounting as had been presented previously, which included the results of Tingo Mobile only from the date of the Acquisition.

As part of the adjustment, the Company recorded the following corrections to the prior accounting treatment on the balance sheet:

Goodwill	$(3,694,107,417)
Capitalized Acquisition Costs	$(111,360,000)
Additional Paid in Capital	$4,170,398,451
Accumulated Surplus	$(397,390,240)

(2)    Change in Accounting Treatment

As disclosed in the Company’s Current Report on Form 8-K filed on June 15, 2022, in preparation for the planned merger of the Company with a wholly owned subsidiary of Nasdaq-listed MICT, Inc., the Company reviewed and considered its accounting treatment of its Acquisition of Tingo Mobile on August 15, 2021. Based on this review, the Company elected to modify its accounting treatment of the Acquisition as a reverse acquisition of the Company by Tingo Mobile instead of as a forward acquisition of Tingo Mobile by the Company as had been previously presented.

Accordingly, the financial statements included herein have been prepared in accordance with reverse acquisition accounting rules, and now include the consolidated operating results of Tingo Mobile for the full periods presented, rather than using forward acquisition accounting as had been presented previously, which included the results of Tingo Mobile only from the date of the Acquisition.

As part of the adjustment, the Company recorded the following corrections to the prior accounting treatment on the balance sheet:

Goodwill	$(3,694,107,417)
Capitalized Acquisition Expenses	$(111,360,000)
Additional Paid in Capital	$4,170,398,451
Accumulated Surplus	$(397,390,240)
Translation Reserve	$32,459,205

The Company also recorded expenses of $111,360,000 during the third quarter of 2021 relating to shares issued to service providers in connection with the Acquisition of Tingo Mobile. This expense is a restatement of previously capitalized acquisition expenses explained above.

(2)    Change in Accounting Treatment

As disclosed in the Company’s Current Report on Form 8-K filed on June 15, 2022, in preparation for the planned merger of the Company with a wholly owned subsidiary of Nasdaq-listed MICT, Inc., the Company reviewed and considered its accounting treatment of its Acquisition of Tingo Mobile on August 15, 2021. Based on this review, the Company elected to modify its accounting treatment of the Acquisition as a reverse acquisition of the Company by Tingo Mobile instead of as a forward acquisition of Tingo Mobile by the Company as had been previously presented.

Accordingly, the financial statements included herein have been prepared in accordance with reverse acquisition accounting rules, and now include the consolidated operating results of Tingo Mobile for the full periods presented, rather than using forward acquisition accounting as had been presented previously, which included the results of Tingo Mobile only from the date of the Acquisition.

As part of the adjustment, the Company recorded the following corrections to the prior accounting treatment on the balance sheet:

Goodwill	$(3,694,107,417)
Capitalized Acquisition Expenses	$(111,360,000)
Additional Paid in Capital	$4,170,398,451
Accumulated Surplus	$(397,390,240)
Translation Reserve	$32,459,205

The Company also recorded expenses of $111,360,000 during 2021 relating to shares issued to service providers in connection with the Acquisition of Tingo Mobile.